Events after the reporting period (Details) - USD ($)	1 Months Ended
	Jul. 31, 2024	Jul. 23, 2024	Jun. 30, 2024	Dec. 31, 2023
Project Newbury
Borrowings			$ 3,875,000,000	$ 3,734,000,000
2.000% Senior Secured Green Notes
Project Newbury
Borrowings, interest rate			2.00%	2.00%
3.250% Senior Secured Green Notes
Project Newbury
Borrowings, interest rate			3.25%	3.25%
The 2027 Notes
Project Newbury
Borrowings, interest rate			6.00%	6.00%
Issuance of preferred shares | Ordinary shares
Disclosure of non-adjusting events after reporting period [line items]
Dividend rate (as a percentage)	9.00%
Share repurchase | Preferred shares
Disclosure of non-adjusting events after reporting period [line items]
Dividends declared but not yet paid	$ 0.10
Commitment letter | Term Loan Facility
Project Newbury
Borrowings		$ 300,000,000
Commitment letter | 2.000% Senior Secured Green Notes
Project Newbury
Borrowings, interest rate		2.00%
Commitment letter | 3.250% Senior Secured Green Notes
Project Newbury
Borrowings, interest rate		3.25%
Commitment letter | The 2027 Notes
Project Newbury
Maximum Threshold Of Outstanding Borrowings To Trigger Early Repayment		$ 150,000,000
Borrowings, interest rate		6.00%